Accounts Payable (Details) - Schedule of concentration analysis of the suppliers	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Supplier A [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	84.00%	29.00%	39.00%	54.00%
Supplier B [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	13.00%	64.00%	32.00%	39.00%
Supplier C [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	3.00%	7.00%	20.00%	7.00%
Supplier D [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage			9.00%	0.00%